Other Long-term Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31, 2023	December 31, 2022
Payroll and related expenses	$329,249	$336,830
Provision for vacation pay (1)	83,393	80,529
Provision for income tax, net of advances	28,387	30,210
Other income tax liabilities	40,006	32,048
Value added tax (“VAT”) payable	29,599	19,212
Provision for royalties	66,540	62,152
Provision for warranty and cost	92,138	95,708
Derivative instruments	69,036	107,581
Contingent purchase obligations	3,033	3,126
Provision for losses on long-term contracts	60,630	64,062
Provision for vendors on accrued expenses	133,376	95,058
Other (2)	258,960	244,841
	$1,194,347	$1,171,357

(1)Long-term provision for vacation pay - see Note 20.
(2)Includes provisions for estimated future costs in respect of (1) unbilled services of certain third parties, (2) probable loss from claims (legal or asserted) in the ordinary course of business and (3) damages caused by the items sold and claims as to the specific products ordered.
OTHER LONG-TERM LIABILITIES
The following table presents the components of other long-term liabilities as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Provision for vacation pay	$42,073	$42,188
Contingent purchase obligation	37,421	49,282
Accrued expenses on evacuation	11,028	20,482
Provision for losses on long-term contracts	—	3,090
Derivative financial instruments	47,376	54,480
Accounts payables	123,787	41,272
Compensated absences	11,341	13,056
Other	25,270	24,046
	$298,296	$247,896